Prepaid expenses and other receivables	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses And Other Current assets [Text Block]
10. Prepaid expenses and other receivables

The components of prepaid expenses and other receivables are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Refundable value added tax on import	$2,517	$—
Other receivables	450	462
Total other prepaid expenses and other receivables	$2,967	$462

Refundable value added tax was paid in Indonesia in local currency on the import of
PGN FSRU Lampung
into the country in 2014. The receivable can be recovered by applying future periods net value added tax liabilities against the receivable. The original balance has been reduced for net value added tax incurred starting in 2014 until December 31, 2018 when the remaining balance is expected to be recovered during the next twelve months. Refer to note 13. The charterer provided an advance for the funding of the refundable value added tax on import. Refer to note 16.